Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
April 30, 2023
T16-NPRT3-0623
1.9862676.108

Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
DIVERSIFIED REITS – 2.1%
Diversified REITs – 2.1%
Alexander & Baldwin, Inc. (a)		66,272	$ 1,274,411
American Assets Trust, Inc.		45,341	825,206
Armada Hoffler Properties, Inc.		59,604	698,559
Broadstone Net Lease, Inc.		150,305	2,430,432
Empire State Realty Trust, Inc. Class A		125,156	764,703
Essential Properties Realty Trust, Inc.		121,659	3,011,060
Gladstone Commercial Corp.		36,547	436,371
Global Net Lease, Inc.		90,471	1,018,703
One Liberty Properties, Inc.		15,166	333,955
WP Carey, Inc.		172,558	12,803,804
TOTAL DIVERSIFIED REITS	23,597,204
HEALTH CARE REITS – 8.0%
Health Care REITs – 8.0%
CareTrust REIT, Inc.		85,563	1,667,623
Community Healthcare Trust, Inc.		22,515	805,812
Global Medical REIT, Inc.		63,807	592,129
Healthcare Realty Trust, Inc.		338,498	6,695,490
Healthpeak Properties, Inc.		480,106	10,547,929
LTC Properties, Inc.		33,735	1,128,436
Medical Properties Trust, Inc.		537,178	4,711,051
National Health Investors, Inc.		39,963	1,988,958
Omega Healthcare Investors, Inc.		208,166	5,570,522
Physicians Realty Trust		196,349	2,831,353
Sabra Health Care REIT, Inc.		204,213	2,328,028
Universal Health Realty Income Trust		11,688	508,428
Ventas, Inc.		354,799	17,048,092
Welltower, Inc.		405,780	32,145,892
TOTAL HEALTH CARE REITS	88,569,743
HOTEL & RESORT REITS – 2.7%
Hotel & Resort REITs – 2.7%
Apple Hospitality REIT, Inc.		190,564	2,837,498
Chatham Lodging Trust		40,094	410,563
DiamondRock Hospitality Co.		191,417	1,552,392
Host Hotels & Resorts, Inc.		632,287	10,224,081
Park Hotels & Resorts, Inc.		210,069	2,531,331
Pebblebrook Hotel Trust		124,017	1,764,762
RLJ Lodging Trust		146,932	1,484,013
Ryman Hospitality Properties, Inc.		46,936	4,208,282
Service Properties Trust		146,601	1,285,691
Summit Hotel Properties, Inc.		99,530	640,973
Sunstone Hotel Investors, Inc.		191,517	1,825,157
Xenia Hotels & Resorts, Inc.		107,758	1,364,216
TOTAL HOTEL & RESORT REITS	30,128,959
INDUSTRIAL REITS – 13.0%
Industrial REITs – 13.0%
Americold Realty Trust, Inc.		239,125	7,075,709
EastGroup Properties, Inc.		37,002	6,163,053

		Shares	Value

First Industrial Realty Trust, Inc.		116,848	$ 6,131,014
Indus Realty Trust, Inc.		3,973	264,483
LXP Industrial Trust		253,012	2,378,313
Plymouth Industrial REIT, Inc.		38,434	777,904
Prologis, Inc.		819,815	102,681,829
Rexford Industrial Realty, Inc.		149,286	8,325,680
STAG Industrial, Inc.		159,068	5,387,633
Terreno Realty Corp.		67,487	4,156,524
TOTAL INDUSTRIAL REITS	143,342,142
OFFICE REITS – 4.4%
Office REITs – 4.4%
Alexandria Real Estate Equities, Inc.		138,351	17,180,427
Boston Properties, Inc.		133,297	7,112,728
Brandywine Realty Trust		178,889	703,034
City Office REIT, Inc.		41,871	243,689
Corporate Office Properties Trust		96,653	2,212,387
Cousins Properties, Inc.		136,272	2,972,092
Douglas Emmett, Inc.		160,409	2,066,068
Easterly Government Properties, Inc.		74,912	1,054,012
Equity Commonwealth		94,972	1,967,820
Highwoods Properties, Inc.		95,128	2,180,334
Hudson Pacific Properties, Inc.		134,953	750,339
JBG SMITH Properties		100,346	1,431,937
Kilroy Realty Corp.		95,356	2,788,209
Office Properties Income Trust		42,794	279,017
Orion Office REIT, Inc.		54,402	334,028
Paramount Group, Inc.		154,307	668,149
Piedmont Office Realty Trust, Inc. Class A		110,429	718,893
SL Green Realty Corp.		60,885	1,441,148
Vornado Realty Trust		146,762	2,202,898
TOTAL OFFICE REITS	48,307,209
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.5%
Diversified Real Estate Activities – 0.1%
Tejon Ranch Co. (a)		18,696	323,067
The RMR Group, Inc. Class A		13,232	314,260
The St. Joe Co.		28,925	1,188,817
			1,826,144
Real Estate Development – 0.3%
Forestar Group, Inc. (a)		19,873	384,344
The Howard Hughes Corp. (a)		34,051	2,634,526
			3,018,870
Real Estate Operating Companies – 0.4%
DigitalBridge Group, Inc.		136,033	1,690,890
FRP Holdings, Inc. (a)		5,432	315,056
Kennedy-Wilson Holdings, Inc.		107,540	1,804,521
Seritage Growth Properties, Class A (a)		32,671	244,706
WeWork, Inc. Class A (a)		196,939	83,010
			4,138,183

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – 3.7%
Anywhere Real Estate, Inc. (a)		105,954	$ 674,927
CBRE Group, Inc. Class A (a)		290,491	22,269,040
Compass, Inc. Class A (a)		217,055	507,909
Cushman & Wakefield PLC (a)		139,625	1,375,306
Douglas Elliman, Inc.		69,447	221,536
eXp World Holdings, Inc.		64,918	758,891
Jones Lang LaSalle, Inc. (a)		43,606	6,062,978
Marcus & Millichap, Inc.		23,796	748,860
Newmark Group, Inc. Class A		147,518	935,264
Opendoor Technologies, Inc. (a)		376,838	520,037
RE/MAX Holdings, Inc. Class A		17,332	334,681
Redfin Corp. (a)		88,511	659,407
Zillow Group, Inc. Class C (a)		144,273	6,281,647
			41,350,483
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	50,333,680
RESIDENTIAL REITS – 14.5%
Multi-Family Residential REITs – 9.6%
Apartment Income REIT Corp.		143,950	5,323,271
Apartment Investment and Management Co. Class A		134,561	1,053,613
AvalonBay Communities, Inc.		123,923	22,351,992
Camden Property Trust		90,915	10,005,196
Centerspace		13,388	754,815
Elme Communities		77,405	1,333,688
Equity Residential		316,664	20,028,998
Essex Property Trust, Inc.		57,954	12,734,232
Independence Realty Trust, Inc.		204,099	3,398,248
Mid-America Apartment Communities, Inc.		101,989	15,685,908
NexPoint Residential Trust, Inc.		21,234	911,576
UDR, Inc.		282,453	11,673,782
Veris Residential, Inc.		67,430	1,102,481
			106,357,800
Single-Family Residential REITs – 4.9%
American Homes 4 Rent Class A		277,012	9,213,419
Equity Lifestyle Properties, Inc.		155,342	10,703,064
Invitation Homes, Inc.		540,477	18,035,717
Sun Communities, Inc.		108,392	15,058,901
UMH Properties, Inc.		48,775	741,380
			53,752,481
TOTAL RESIDENTIAL REITS	160,110,281
RETAIL REITS – 12.5%
Retail REITs – 12.5%
Acadia Realty Trust		94,861	1,281,572
Agree Realty Corp.		67,590	4,595,444
Alexander's, Inc.		2,106	391,863

		Shares	Value

American Finance Trust, Inc.		117,773	$ 648,929
Brixmor Property Group, Inc.		261,797	5,584,130
CBL & Associates Properties, Inc.		11,758	271,963
Federal Realty Investment Trust		63,404	6,270,022
Getty Realty Corp.		35,983	1,199,313
InvenTrust Properties Corp.		59,771	1,347,836
Kimco Realty Corp.		547,359	10,503,819
Kite Realty Group Trust		194,850	4,037,292
National Retail Properties, Inc.		153,114	6,660,459
NETSTREIT Corp.		49,004	892,853
Phillips Edison & Co., Inc.		98,371	3,102,621
Realty Income Corp.		543,484	34,152,535
Regency Centers Corp.		136,314	8,373,769
Retail Opportunity Investments Corp.		106,893	1,392,816
RPT Realty		79,024	734,923
Saul Centers, Inc.		12,396	446,628
Simon Property Group, Inc.		291,451	33,027,227
SITE Centers Corp.		169,176	2,087,632
Spirit Realty Capital, Inc.		121,072	4,656,429
Tanger Factory Outlet Centers, Inc.		92,275	1,809,513
The Macerich Co.		189,551	1,893,615
Urban Edge Properties		101,076	1,482,785
Urstadt Biddle Properties, Inc. Class A		26,818	461,806
Whitestone REIT		39,292	351,663
TOTAL RETAIL REITS	137,659,457
SPECIALIZED REITS – 38.0%
Data Center REITs – 7.6%
Digital Realty Trust, Inc.		253,862	25,170,417
Equinix, Inc.		80,786	58,495,527
			83,665,944
Other Specialized REITs – 6.6%
EPR Properties		66,525	2,791,389
Farmland Partners, Inc.		38,819	405,270
Four Corners Property Trust, Inc.		71,460	1,822,945
Gaming and Leisure Properties, Inc.		225,734	11,738,168
Gladstone Land Corp.		30,882	497,509
Iron Mountain, Inc.		256,675	14,178,727
Lamar Advertising Co. Class A		77,037	8,141,270
Outfront Media, Inc.		128,420	2,139,477
Safehold, Inc.		32,922	912,598
Uniti Group, Inc.		222,458	760,806
VICI Properties, Inc.		857,655	29,108,811
			72,496,970
Self-Storage REITs – 7.4%
CubeSmart		198,750	9,041,138
Extra Space Storage, Inc.		119,146	18,114,958
Life Storage, Inc.		74,640	10,030,123
National Storage Affiliates Trust		78,374	3,021,318

Quarterly Report	3

Common Stocks – continued
		Shares	Value
SPECIALIZED REITS – continued
Self-Storage REITs – continued
Public Storage		139,993	$ 41,274,136
			81,481,673
Telecom Tower REITs – 14.0%
American Tower Corp.		410,595	83,921,512
Crown Castle, Inc.		375,387	46,206,386
SBA Communications Corp.		95,744	24,978,652
			155,106,550
Timber REITs – 2.4%
PotlatchDeltic Corp.		72,488	3,351,120
Rayonier, Inc.		129,555	4,062,845
Weyerhaeuser Co.		660,956	19,769,194
			27,183,159
TOTAL SPECIALIZED REITS	419,934,296
TOTAL COMMON STOCKS (Cost $1,304,570,464)			1,101,982,971
Money Market Fund – 0.2%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.69% (b) (Cost $1,900,000)		1,900,000	$ 1,900,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,306,470,464)	1,103,882,971
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	991,642
NET ASSETS – 100.0%	$1,104,874,613

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $192,700 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones Real Estate Index Contracts (United States)	82	June 2023	$2,728,140	$51,743	$51,743
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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6	Quarterly Report